OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS	OTHER ASSETS Other assets consist of the following as of December 31:

(in thousands)	2021	2020

Restricted cash	$4,017	$3,833
Security deposits	1,043	2,416
Other	1,072	3,601

Total	$6,132	$9,850